Financial Instruments - Schedule of Contractual Cash Flow Requirements (Details) - CAD ($) $ in Thousands	Apr. 30, 2022	Apr. 30, 2021
Disclosure Of Financial Instruments [Line Items]
Total liabilities	$ 18,209	$ 10,035
Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Accounts payable and accrued liabilities	4,768
Leases	1,310
Convertible debentures	1,317
Total liabilities	7,395
Liquidity Risk | Not Later Than One Year
Disclosure Of Financial Instruments [Line Items]
Accounts payable and accrued liabilities	4,768
Leases	954
Convertible debentures	1,317
Total liabilities	7,039
Liquidity Risk | Later Than One Year and Not Later Than Two Years
Disclosure Of Financial Instruments [Line Items]
Leases	345
Total liabilities	345
Liquidity Risk | Later Than Two Years and Not Later Than Five Years
Disclosure Of Financial Instruments [Line Items]
Leases	11
Total liabilities	$ 11